Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of period	$ 3	$ 4	$ 274
Decrease due to settlements and payments	0	(1)	(270)
Unrecognized tax benefits, end of period	$ 3	$ 3	$ 4